Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current	$ 571,198	$ 1,775,477	$ 788,815
Deferred	892,547	(118,198)	(312,997)
Total	$ 1,463,745	$ 1,657,279	$ 475,818